Property & Equipment and Software Development Costs (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software development costs

	June 30, 2023	December 31, 2022
Computers and equipment	$99,939	$99,939
Furniture	7,262	7,262
Accumulated depreciation	(78,924)	(66,121)
Total property and equipment, net	$28,277	$41,080

Software development costs	$7,155,552	$6,626,049
Accumulated amortization	(3,364,674)	(2,491,824)
Total software development costs, net	$3,790,878	$4,134,225